Cover	May 03, 2024
Cover [Abstract]
Entity Registrant Name	ECO SCIENCE SOLUTIONS, INC.
Entity Central Index Key	0001490873
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	May 03, 2024
Entity File Number	000-54803
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	46-4199032
Entity Address Address Line 1	300 S. El Camino Real #206
Entity Address City Or Town	San Clemente
Entity Address State Or Province	CA
Entity Address Postal Zip Code	92672
City Area Code	833
Local Phone Number	464-3726
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false